PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)

Common Stocks – 40.4% of Net Assets
	Aerospace & Defense – 0.9%
165	AAR Corp.(a)	$8,709
47	Axon Enterprise, Inc.(a)	9,903
430	Boeing Co.(a)	88,915
34	L3Harris Technologies, Inc.	6,635
30	Lockheed Martin Corp.	13,934
69	Moog, Inc., Class A	6,218
101	Raytheon Technologies Corp.	10,090

		144,404

	Air Freight & Logistics – 0.4%
265	Expeditors International of Washington, Inc.	30,168
24	FedEx Corp.	5,467
177	GXO Logistics, Inc.(a)	9,404
66	United Parcel Service, Inc., Class B	11,867

		56,906

	Automobile Components – 0.4%
32	Aptiv PLC(a)	3,291
610	BorgWarner, Inc.	29,359
447	Dana, Inc.	6,611
282	Magna International, Inc.	14,709
176	Mobileye Global, Inc., Class A(a)	6,625
61	Visteon Corp.(a)	8,564

		69,159

	Automobiles – 0.7%
1,167	General Motors Co.	38,558
354	Tesla, Inc.(a)	58,166
64	Thor Industries, Inc.	5,057

		101,781

	Banks – 1.9%
277	Ameris Bancorp	9,279
1,439	Bank of America Corp.	42,134
797	Citigroup, Inc.	37,515
108	Citizens Financial Group, Inc.	3,342
198	East West Bancorp, Inc.	10,235
501	First Financial Bancorp	10,371
1,288	FNB Corp.	14,786
1,041	Fulton Financial Corp.	12,419
224	Huntington Bancshares, Inc.	2,509
281	International Bancshares Corp.	11,990
234	JPMorgan Chase & Co.	32,348
169	KeyCorp	1,903
90	PNC Financial Services Group, Inc.	11,722
133	Regions Financial Corp.	2,429
1,006	Truist Financial Corp.	32,775
434	Trustmark Corp.	10,368

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
135	U.S. Bancorp	$4,628
264	Webster Financial Corp.	9,847
1,017	Wells Fargo & Co.	40,426

		301,026

	Beverages – 0.7%
54	Boston Beer Co., Inc., Class A(a)	17,146
165	Coca-Cola Co.	10,585
155	Keurig Dr Pepper, Inc.	5,068
1,264	Monster Beverage Corp.(a)	70,784
33	PepsiCo, Inc.	6,299

		109,882

	Biotechnology – 1.0%
53	AbbVie, Inc.	8,010
223	Alnylam Pharmaceuticals, Inc.(a)	44,422
20	Amgen, Inc.	4,795
13	Biogen, Inc.(a)	3,955
33	BioMarin Pharmaceutical, Inc.(a)	3,169
250	CRISPR Therapeutics AG(a)	12,235
82	Gilead Sciences, Inc.	6,741
139	Halozyme Therapeutics, Inc.(a)	4,466
61	Incyte Corp.(a)	4,539
79	Neurocrine Biosciences, Inc.(a)	7,982
56	Regeneron Pharmaceuticals, Inc.(a)	44,900
24	United Therapeutics Corp.(a)	5,523
10	Vertex Pharmaceuticals, Inc.(a)	3,407

		154,144

	Broadline Retail – 1.5%
203	Alibaba Group Holding Ltd., ADR(a)	17,192
1,765	Amazon.com, Inc.(a)	186,119
539	eBay, Inc.	25,026
306	Macy’s, Inc.	5,000

		233,337

	Building Products – 0.6%
94	Builders FirstSource, Inc.(a)	8,908
46	Carlisle Cos., Inc.	9,929
81	Carrier Global Corp.	3,388
356	Fortune Brands Innovations, Inc.	23,030
35	Lennox International, Inc.	9,867
494	Masco Corp.	26,434
489	MasterBrand, Inc.(a)	3,946
105	Owens Corning	11,215
88	Trex Co., Inc.(a)	4,810

		101,527

	Capital Markets – 2.4%
677	Bank of New York Mellon Corp.	28,833
9	BlackRock, Inc.	6,041

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
34	Cboe Global Markets, Inc.	$4,750
598	Charles Schwab Corp.	31,240
56	CME Group, Inc.	10,403
62	FactSet Research Systems, Inc.	25,525
102	Goldman Sachs Group, Inc.	35,031
385	Intercontinental Exchange, Inc.	41,938
225	Janus Henderson Group PLC	5,839
864	KKR & Co., Inc.	45,853
62	Moody’s Corp.	19,413
73	Morgan Stanley	6,568
51	MSCI, Inc.	24,605
27	Northern Trust Corp.	2,110
37	S&P Global, Inc.	13,415
385	SEI Investments Co.	22,680
454	State Street Corp.	32,806
26	T. Rowe Price Group, Inc.	2,921
43	Virtus Investment Partners, Inc.	7,835

		367,806

	Chemicals – 0.4%
11	Air Products & Chemicals, Inc.	3,238
40	DuPont de Nemours, Inc.	2,789
24	Ecolab, Inc.	4,028
124	HB Fuller Co.	8,205
88	Innospec, Inc.	8,943
42	Linde PLC	15,517
162	Livent Corp.(a)	3,540
102	Minerals Technologies, Inc.	6,044
16	Sherwin-Williams Co.	3,801
60	Stepan Co.	5,532

		61,637

	Commercial Services & Supplies – 0.1%
62	MSA Safety, Inc.	8,044
21	Waste Management, Inc.	3,487

		11,531

	Communications Equipment – 0.1%
146	Ciena Corp.(a)	6,722
46	F5, Inc.(a)	6,180
84	Lumentum Holdings, Inc.(a)	4,053

		16,955

	Construction & Engineering – 0.1%
214	AECOM	17,773

	Construction Materials – 0.1%
23	Martin Marietta Materials, Inc.	8,354
55	Vulcan Materials Co.	9,631

		17,985

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 0.7%
1,304	Ally Financial, Inc.	$34,399
205	American Express Co.	33,075
448	Capital One Financial Corp.	43,590
88	Synchrony Financial	2,597

		113,661

	Consumer Staples Distribution & Retail – 0.5%
123	BJ’s Wholesale Club Holdings, Inc.(a)	9,394
25	Costco Wholesale Corp.	12,581
448	Kroger Co.	21,786
201	Sprouts Farmers Market, Inc.(a)	6,967
48	Target Corp.	7,572
81	Walgreens Boots Alliance, Inc.	2,855
118	Walmart, Inc.	17,814

		78,969

	Containers & Packaging – 0.1%
31	Ball Corp.	1,648
203	Sonoco Products Co.	12,306

		13,954

	Distributors – 0.0%
29	Genuine Parts Co.	4,881

	Diversified Consumer Services – 0.1%
75	Grand Canyon Education, Inc.(a)	8,902
152	Service Corp. International	10,669

		19,571

	Diversified REITs – 0.1%
492	American Assets Trust, Inc.	8,954

	Diversified Telecommunication Services – 0.4%
914	AT&T, Inc.	16,150
348	Frontier Communications Parent, Inc.(a)	7,844
163	Iridium Communications, Inc.	10,346
593	Verizon Communications, Inc.	23,026

		57,366

	Electric Utilities – 0.3%
148	American Electric Power Co., Inc.	13,678
186	Eversource Energy	14,435
102	Exelon Corp.	4,329
126	FirstEnergy Corp.	5,015
84	IDACORP, Inc.	9,334

		46,791

	Electrical Equipment – 0.3%
81	Eaton Corp. PLC	13,537
110	Emerson Electric Co.	9,158
58	Hubbell, Inc.	15,620
68	Regal Rexnord Corp.	8,851
19	Rockwell Automation, Inc.	5,385

		52,551

Shares	Description	Value (†)

Common Stocks – continued
	Electronic Equipment, Instruments & Components – 0.6%
120	Advanced Energy Industries, Inc.	$10,380
53	Amphenol Corp., Class A	4,000
255	Avnet, Inc.	10,521
163	Cognex Corp.	7,774
56	Corning, Inc.	1,860
31	Keysight Technologies, Inc.(a)	4,484
662	Knowles Corp.(a)	11,175
31	Littelfuse, Inc.	7,509
190	TE Connectivity Ltd.	23,250
12	Teledyne Technologies, Inc.(a)	4,973
11	Zebra Technologies Corp., Class A(a)	3,168

		89,094

	Energy Equipment & Services – 0.2%
131	Baker Hughes Co.	3,830
262	ChampionX Corp.	7,095
582	NOV, Inc.	9,749
85	Schlumberger NV	4,195

		24,869

	Entertainment – 1.5%
166	Activision Blizzard, Inc.(a)	12,900
52	Electronic Arts, Inc.	6,619
242	Netflix, Inc.(a)	79,843
201	Take-Two Interactive Software, Inc.(a)	24,982
750	Walt Disney Co.(a)	76,875
2,067	Warner Bros. Discovery, Inc.(a)	28,132

		229,351

	Financial Services – 1.5%
283	Block, Inc.(a)	17,204
285	Fiserv, Inc.(a)	34,804
23	FleetCor Technologies, Inc.(a)	4,920
150	Global Payments, Inc.	16,907
20	Jack Henry & Associates, Inc.	3,267
20	Mastercard, Inc., Class A	7,601
968	MGIC Investment Corp.	14,394
386	PayPal Holdings, Inc.(a)	29,336
350	Visa, Inc., Class A	81,455
229	Voya Financial, Inc.	17,514
44	WEX, Inc.(a)	7,803

		235,205

	Food Products – 0.6%
109	Campbell Soup Co.	5,918
174	Conagra Brands, Inc.	6,605
111	Darling Ingredients, Inc.(a)	6,612

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
89	General Mills, Inc.	$7,888
29	Hershey Co.	7,919
177	Hormel Foods Corp.	7,158
83	Ingredion, Inc.	8,812
34	J.M. Smucker Co.	5,250
122	Kellogg Co.	8,512
115	Kraft Heinz Co.	4,516
81	McCormick & Co., Inc.	7,116
215	Mondelez International, Inc., Class A	16,495

		92,801

	Gas Utilities – 0.1%
229	New Jersey Resources Corp.	11,826
93	ONE Gas, Inc.	7,156

		18,982

	Ground Transportation – 0.4%
292	CSX Corp.	8,947
22	J.B. Hunt Transport Services, Inc.	3,856
42	Norfolk Southern Corp.	8,527
60	Ryder System, Inc.	4,750
31	Saia, Inc.(a)	9,231
463	Uber Technologies, Inc.(a)	14,376
28	Union Pacific Corp.	5,480

		55,167

	Health Care Equipment & Supplies – 0.8%
103	Abbott Laboratories	11,378
10	Align Technology, Inc.(a)	3,253
131	Baxter International, Inc.	6,246
38	Becton Dickinson & Co.	10,044
9	Cooper Cos., Inc.	3,433
51	Edwards Lifesciences Corp.(a)	4,487
24	GE HealthCare Technologies, Inc.(a)	1,952
88	Globus Medical, Inc., Class A(a)	5,116
67	Haemonetics Corp.(a)	5,609
68	Intuitive Surgical, Inc.(a)	20,483
154	LeMaitre Vascular, Inc.	8,316
142	Medtronic PLC	12,915
33	Penumbra, Inc.(a)	9,376
26	Shockwave Medical, Inc.(a)	7,544
18	Stryker Corp.	5,394
9	Teleflex, Inc.	2,453

		117,999

	Health Care Providers & Services – 0.8%
129	Acadia Healthcare Co., Inc.(a)	9,325
39	Centene Corp.(a)	2,688
21	Chemed Corp.	11,576
39	Cigna Group	9,878
126	CVS Health Corp.	9,237

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
14	Elevance Health, Inc.	$6,561
80	Encompass Health Corp.	5,132
90	HCA Healthcare, Inc.	25,860
66	Henry Schein, Inc.(a)	5,334
7	Humana, Inc.	3,713
19	Laboratory Corp. of America Holdings	4,308
218	Select Medical Holdings Corp.	6,649
121	Tenet Healthcare Corp.(a)	8,872
31	UnitedHealth Group, Inc.	15,255

		124,388

	Health Care REITs – 0.1%
590	Physicians Realty Trust	8,508
48	Ventas, Inc.	2,306

		10,814

	Health Care Technology – 0.4%
890	Doximity, Inc., Class A(a)	32,708
143	Veeva Systems, Inc., Class A(a)	25,608

		58,316

	Hotel & Resort REITs – 0.0%
146	Host Hotels & Resorts, Inc.	2,361

	Hotels, Restaurants & Leisure – 1.4%
18	Booking Holdings, Inc.(a)	48,354
2	Chipotle Mexican Grill, Inc.(a)	4,135
102	Hilton Worldwide Holdings, Inc.	14,690
92	Marriott Vacations Worldwide Corp.	12,380
58	McDonald’s Corp.	17,153
143	Norwegian Cruise Line Holdings Ltd.(a)	1,909
419	Starbucks Corp.	47,887
210	Travel & Leisure Co.	8,037
35	Wingstop, Inc.	7,004
416	Yum China Holdings, Inc.	25,451
171	Yum! Brands, Inc.	24,039

		211,039

	Household Durables – 0.5%
38	DR Horton, Inc.	4,173
253	KB Home	11,087
99	Meritage Homes Corp.	12,677
504	PulteGroup, Inc.	33,844
260	Taylor Morrison Home Corp.(a)	11,203

		72,984

	Household Products – 0.4%
98	Church & Dwight Co., Inc.	9,518
71	Colgate-Palmolive Co.	5,666
304	Energizer Holdings, Inc.	10,162
203	Procter & Gamble Co.	31,745

		57,091

Shares	Description	Value (†)

Common Stocks – continued
	Independent Power & Renewable Electricity Producers – 0.1%
435	AES Corp.	$10,292

	Industrial Conglomerates – 0.3%
109	3M Co.	11,578
112	General Electric Co.	11,085
93	Honeywell International, Inc.	18,585

		41,248

	Industrial REITs – 0.0%
58	Prologis, Inc.	7,264

	Insurance – 1.0%
27	Allstate Corp.	3,125
486	American International Group, Inc.	25,777
30	Assurant, Inc.	3,694
39	Chubb Ltd.	7,861
147	First American Financial Corp.	8,469
89	Hanover Insurance Group, Inc.	10,641
95	Hartford Financial Services Group, Inc.	6,744
37	Marsh & McLennan Cos., Inc.	6,667
70	Prudential Financial, Inc.	6,090
187	Reinsurance Group of America, Inc.	26,614
126	Selective Insurance Group, Inc.	12,137
69	Travelers Cos., Inc.	12,499
146	Willis Towers Watson PLC	33,814

		164,132

	Interactive Media & Services – 2.2%
694	Alphabet, Inc., Class A(a)	74,494
1,004	Alphabet, Inc., Class C(a)	108,653
574	Meta Platforms, Inc., Class A(a)	137,944
871	Pinterest, Inc., Class A(a)	20,033
232	Yelp, Inc.(a)	6,941

		348,065

	IT Services – 0.3%
47	Accenture PLC, Class A	13,174
135	Cognizant Technology Solutions Corp., Class A	8,061
38	International Business Machines Corp.	4,804
407	Shopify, Inc., Class A(a)	19,719
13	VeriSign, Inc.(a)	2,883

		48,641

	Leisure Products – 0.1%
447	Mattel, Inc.(a)	8,046
155	YETI Holdings, Inc.(a)	6,115

		14,161

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.3%
29	Agilent Technologies, Inc.	$3,928
143	Illumina, Inc.(a)	29,395
46	Repligen Corp.(a)	6,975
16	Thermo Fisher Scientific, Inc.	8,878
7	West Pharmaceutical Services, Inc.	2,529

		51,705

	Machinery – 1.0%
65	AGCO Corp.	8,056
20	Caterpillar, Inc.	4,376
31	Cummins, Inc.	7,286
32	Deere & Co.	12,097
55	Dover Corp.	8,039
84	Fortive Corp.	5,299
236	Graco, Inc.	18,712
18	Illinois Tool Works, Inc.	4,355
141	ITT, Inc.	11,906
111	Oshkosh Corp.	8,494
153	PACCAR, Inc.	11,428
96	Parker-Hannifin Corp.	31,188
166	SPX Technologies, Inc.(a)	10,571
137	Terex Corp.	6,109
123	Toro Co.	12,824

		160,740

	Media – 0.8%
7	Cable One, Inc.	5,309
71	Charter Communications, Inc., Class A(a)	26,178
879	Comcast Corp., Class A	36,364
361	Interpublic Group of Cos., Inc.	12,899
197	Liberty Broadband Corp., Class C(a)	16,702
150	New York Times Co., Class A	5,962
126	Omnicom Group, Inc.	11,412
165	Paramount Global, Class B	3,849

		118,675

	Metals & Mining – 0.2%
150	Alcoa Corp.	5,571
467	Cleveland-Cliffs, Inc.(a)	7,182
136	Commercial Metals Co.	6,350
54	Newmont Corp.	2,560
43	Reliance Steel & Aluminum Co.	10,655

		32,318

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
710	Invesco Mortgage Capital, Inc.	7,533
403	KKR Real Estate Finance Trust, Inc.	4,328

		11,861

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – 0.1%
96	Consolidated Edison, Inc.	$9,453
39	DTE Energy Co.	4,384
25	WEC Energy Group, Inc.	2,404

		16,241

	Office REITs – 0.3%
1,030	Brandywine Realty Trust	4,048
504	Corporate Office Properties Trust	11,536
350	Douglas Emmett, Inc.	4,508
456	Easterly Government Properties, Inc.	6,416
554	Highwoods Properties, Inc.	12,698
156	Kilroy Realty Corp.	4,561

		43,767

	Oil, Gas & Consumable Fuels – 1.3%
708	Antero Midstream Corp.	7,618
188	Antero Resources Corp.(a)	4,322
772	APA Corp.	28,448
64	Chevron Corp.	10,789
450	CNX Resources Corp.(a)	6,989
370	ConocoPhillips	38,069
321	EOG Resources, Inc.	38,350
140	Exxon Mobil Corp.	16,568
137	HF Sinclair Corp.	6,043
479	Kinder Morgan, Inc.	8,215
88	ONEOK, Inc.	5,756
69	Phillips 66	6,831
245	Range Resources Corp.	6,480
927	Southwestern Energy Co.(a)	4,811
35	Valero Energy Corp.	4,014
177	Williams Cos., Inc.	5,356

		198,659

	Passenger Airlines – 0.2%
210	Alaska Air Group, Inc.(a)	9,127
337	Delta Air Lines, Inc.(a)	11,562
678	JetBlue Airways Corp.(a)	4,841

		25,530

	Personal Care Products – 0.0%
15	Estee Lauder Cos., Inc., Class A	3,701

	Pharmaceuticals – 1.0%
128	Bristol-Myers Squibb Co.	8,546
25	Eli Lilly & Co.	9,896
61	Jazz Pharmaceuticals PLC(a)	8,569
176	Johnson & Johnson	28,811
134	Merck & Co., Inc.	15,473
187	Novartis AG, ADR	19,181
159	Novo Nordisk AS, ADR	26,567
138	Perrigo Co. PLC	5,132
231	Pfizer, Inc.	8,984

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
472	Roche Holding AG, ADR	$18,512
79	Zoetis, Inc.	13,887

		163,558

	Professional Services – 0.5%
21	Automatic Data Processing, Inc.	4,620
57	Concentrix Corp.	5,501
99	Equifax, Inc.	20,630
86	Exponent, Inc.	7,916
112	Korn Ferry	5,378
46	Leidos Holdings, Inc.	4,290
68	ManpowerGroup, Inc.	5,148
24	Paychex, Inc.	2,637
20	Paycom Software, Inc.(a)	5,807
47	Paylocity Holding Corp.(a)	9,085
100	TransUnion	6,881

		77,893

	Real Estate Management & Development – 0.3%
495	CBRE Group, Inc., Class A(a)	37,947
58	Jones Lang LaSalle, Inc.(a)	8,064

		46,011

	Residential REITs – 0.1%
33	AvalonBay Communities, Inc.	5,952
49	Camden Property Trust	5,393
124	Equity Residential	7,843

		19,188

	Retail REITs – 0.2%
831	Brixmor Property Group, Inc.	17,725
283	National Retail Properties, Inc.	12,311
26	Simon Property Group, Inc.	2,946

		32,982

	Semiconductors & Semiconductor Equipment – 1.7%
135	Advanced Micro Devices, Inc.(a)	12,065
77	Analog Devices, Inc.	13,851
19	Broadcom, Inc.	11,903
61	Cirrus Logic, Inc.(a)	5,233
420	Intel Corp.	13,045
154	Lattice Semiconductor Corp.(a)	12,274
64	Micron Technology, Inc.	4,119
460	NVIDIA Corp.	127,645
44	Qorvo, Inc.(a)	4,052
268	QUALCOMM, Inc.	31,302
46	Silicon Laboratories, Inc.(a)	6,408
81	Synaptics, Inc.(a)	7,173
78	Texas Instruments, Inc.	13,042
50	Universal Display Corp.	6,673
85	Wolfspeed, Inc.(a)	3,957

		272,742

Shares	Description	Value (†)

Common Stocks – continued
	Software – 3.6%
100	Adobe, Inc.(a)	$37,756
35	ANSYS, Inc.(a)	10,987
26	Aspen Technology, Inc.(a)	4,602
255	Autodesk, Inc.(a)	49,672
23	Cadence Design Systems, Inc.(a)	4,817
33	Ceridian HCM Holding, Inc.(a)	2,095
171	Dynatrace, Inc.(a)	7,230
24	Intuit, Inc.	10,655
554	Microsoft Corp.	170,222
1,026	Oracle Corp.	97,183
60	Qualys, Inc.(a)	6,776
22	Roper Technologies, Inc.	10,005
414	Salesforce, Inc.(a)	82,125
14	ServiceNow, Inc.(a)	6,432
56	SPS Commerce, Inc.(a)	8,249
14	Synopsys, Inc.(a)	5,199
14	Tyler Technologies, Inc.(a)	5,306
259	Workday, Inc., Class A(a)	48,210

		567,521

	Specialized REITs – 0.1%
15	American Tower Corp.	3,066
31	Crown Castle, Inc.	3,816
6	Equinix, Inc.	4,345
145	VICI Properties, Inc.	4,921
87	Weyerhaeuser Co.	2,602

		18,750

	Specialty Retail – 0.4%
28	Asbury Automotive Group, Inc.(a)	5,417
57	Boot Barn Holdings, Inc.(a)	4,131
43	Dick’s Sporting Goods, Inc.	6,236
44	Five Below, Inc.(a)	8,684
52	Home Depot, Inc.	15,628
27	Lithia Motors, Inc.	5,964
19	Ross Stores, Inc.	2,028
120	TJX Cos., Inc.	9,458
58	Williams-Sonoma, Inc.	7,020

		64,566

	Technology Hardware, Storage & Peripherals – 0.5%
416	Apple, Inc.	70,587
177	Hewlett Packard Enterprise Co.	2,535
99	HP, Inc.	2,941

		76,063

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 0.4%
53	Crocs, Inc.(a)	$6,555
23	Deckers Outdoor Corp.(a)	11,025
130	NIKE, Inc., Class B	16,474
114	PVH Corp.	9,782
1,550	Under Armour, Inc., Class A(a)	13,748
777	Under Armour, Inc., Class C(a)	6,247

		63,831

	Trading Companies & Distributors – 0.1%
57	GATX Corp.	6,493
44	Watsco, Inc.	15,241

		21,734

	Water Utilities – 0.1%
91	American States Water Co.	8,077
33	American Water Works Co., Inc.	4,892
193	Essential Utilities, Inc.	8,241

		21,210

	Total Common Stocks (Identified Cost $6,249,128)	6,306,061

Principal Amount
Bonds and Notes – 16.8%
	Apartment REITs – 0.1%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,239
	Automotive – 0.3%
24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	23,225
10,000	Lear Corp., 4.250%, 5/15/2029	9,557
17,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,944

		47,726

	Banking – 2.5%
22,000	American Express Co., 3.700%, 8/03/2023	21,892
26,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	24,506
14,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	13,821
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,791
29,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	26,050
23,000	Citigroup, Inc., 4.600%, 3/09/2026	22,732
24,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	23,383

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$25,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$24,505
28,000	KeyCorp, MTN, 2.550%, 10/01/2029	22,803
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	10,281
12,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	11,594
16,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	14,217
29,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	27,135
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,714
14,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	13,586
14,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	13,630
18,000	State Street Corp., 2.400%, 1/24/2030	15,667
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,251
27,000	Truist Bank, 3.200%, 4/01/2024	26,412
29,000	Westpac Banking Corp., 2.350%, 2/19/2025	27,824

		390,794

	Brokerage – 0.3%
27,000	BlackRock, Inc., 2.400%, 4/30/2030	23,936
31,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	22,118

		46,054

	Building Materials – 0.2%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	13,493
26,000	Owens Corning, 3.950%, 8/15/2029	24,721

		38,214

	Chemicals – 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,496

	Diversified Manufacturing – 0.2%
27,000	Eaton Corp., 4.150%, 3/15/2033	25,975
13,000	Emerson Electric Co., 2.000%, 12/21/2028	11,531

		37,506

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – 0.9%
$15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	$13,395
25,000	Duke Energy Corp., 3.750%, 4/15/2024	24,595
28,000	Entergy Corp., 0.900%, 9/15/2025	25,509
16,000	Exelon Corp., 4.050%, 4/15/2030	15,359
27,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	22,918
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,223
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,243
23,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	22,349

		138,591

	Environmental – 0.1%
16,000	Republic Services, Inc., 1.450%, 2/15/2031	12,834
12,000	Waste Management, Inc., 2.950%, 6/01/2041	9,209

		22,043

	Finance Companies – 0.2%
16,000	Ares Capital Corp., 3.250%, 7/15/2025	14,826
16,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	13,839

		28,665

	Food & Beverage – 0.6%
29,000	Coca-Cola Co., 1.450%, 6/01/2027	26,373
25,000	General Mills, Inc., 4.000%, 4/17/2025	24,690
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	11,544
28,000	PepsiCo, Inc., 2.750%, 3/19/2030	25,694

		88,301

	Government Owned—No Guarantee – 0.4%
18,000	Equinor ASA, 3.625%, 4/06/2040	15,612
44,000	Federal National Mortgage Association, 6.625%, 11/15/2030	52,547

		68,159

	Health Care REITs – 0.1%
14,000	Welltower OP LLC, 2.800%, 6/01/2031	11,752

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.3%
$24,000	Elevance Health, Inc., 4.101%, 3/01/2028	$23,645
19,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	20,953

		44,598

	Healthcare – 0.5%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,775
24,000	Cigna Group, 3.750%, 7/15/2023	23,912
8,000	CVS Health Corp., 4.300%, 3/25/2028	7,902
17,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	16,345
12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,418
17,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	15,255

		84,607

	Integrated Energy – 0.3%
27,000	Exxon Mobil Corp., 2.992%, 3/19/2025	26,294
18,000	Shell International Finance BV, 6.375%, 12/15/2038	20,959

		47,253

	Life Insurance – 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,014
19,000	Manulife Financial Corp., 3.703%, 3/16/2032	17,636

		23,650

	Mortgage Related – 4.2%
47,212	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	39,288
107,125	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	92,813
62,831	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	56,458
62,519	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	58,099
5,737	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	5,486
88,440	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	73,735
121,816	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(b)	105,538
118,942	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	107,290
58,890	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	54,832

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$26,480	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	$25,334
2,316	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(b)	2,300
28,671	Government National Mortgage Association, 3.000%, 6/20/2052	26,158

		647,331

	Natural Gas – 0.2%
32,000	NiSource, Inc., 0.950%, 8/15/2025	29,384

	Office REITs – 0.4%
26,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	25,086
17,000	Boston Properties LP, 2.750%, 10/01/2026	15,153
32,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	24,169

		64,408

	Other REITs – 0.1%
16,000	Prologis LP, 1.250%, 10/15/2030	12,665

	Pharmaceuticals – 0.4%
25,000	AbbVie, Inc., 3.600%, 5/14/2025	24,424
15,000	Biogen, Inc., 2.250%, 5/01/2030	12,764
16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	15,307
13,000	Viatris, Inc., 3.850%, 6/22/2040	8,978

		61,473

	Property & Casualty Insurance – 0.0%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	7,079

	Railroads – 0.2%
24,000	CSX Corp., 2.600%, 11/01/2026	22,686

	Restaurants – 0.1%
26,000	Starbucks Corp., 2.250%, 3/12/2030	22,490

	Retail REITs – 0.1%
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,384
8,000	Spirit Realty LP, 2.700%, 2/15/2032	6,322

		15,706

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.2%
$11,000	Amazon.com, Inc., 3.875%, 8/22/2037	$10,303
31,000	TJX Cos., Inc., 1.150%, 5/15/2028	27,084

		37,387

	Technology – 0.9%
28,000	Apple, Inc., 2.500%, 2/09/2025	27,163
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,548
11,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	10,041
16,000	Intel Corp., 2.450%, 11/15/2029	14,110
23,000	International Business Machines Corp., 4.000%, 6/20/2042	19,723
15,000	NVIDIA Corp., 2.850%, 4/01/2030	13,756
22,000	Oracle Corp., 2.950%, 5/15/2025	21,198
32,000	QUALCOMM, Inc., 1.650%, 5/20/2032	25,808

		133,347

	Treasuries – 2.3%
42,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	24,483
27,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	21,529
21,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	16,721
65,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	55,522
74,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	64,689
35,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	30,551
43,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	37,687
113,000	U.S. Treasury Notes, 0.375%, 11/30/2025	103,483

		354,665

	Utility Other – 0.1%
17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	14,259

	Wireless – 0.2%
23,000	Vodafone Group PLC, 6.150%, 2/27/2037	24,778

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – 0.2%
$11,000	AT&T, Inc., 3.650%, 6/01/2051	$8,201
23,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	23,150

		31,351

	Total Bonds and Notes (Identified Cost $2,848,944)	2,614,657

Shares
Exchange-Traded Funds – 5.6%
11,941	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $871,861)	881,126

Mutual Funds – 9.1%
40,172	WCM Focused Emerging Markets Fund, Institutional Class	524,241
40,648	WCM Focused International Growth Fund, Institutional Class	888,576

	Total Mutual Funds (Identified Cost $1,557,930)	1,412,817

Affiliated Mutual Funds – 24.8%
79,232	Loomis Sayles Inflation-Protected Securities Fund, Class N	789,151
87,453	Loomis Sayles Limited Term Government and Agency Fund, Class N	944,496
150,247	Mirova Global Green Bond Fund, Class N	1,242,542
76,172	Mirova International Sustainable Equity Fund, Class N	901,120

	Total Affiliated Mutual Funds (Identified Cost $4,238,247)	3,877,309

Principal Amount
Short-Term Investments – 3.6%
$567,706	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $567,804 on 5/01/2023 collateralized by $526,800 U.S. Treasury Bond, 4.375% due 05/15/2041 valued at $579,488 including accrued interest(d) (Identified Cost $567,706)	567,706
	Total Investments – 100.3% (Identified Cost $16,333,816)	15,659,676
	Other assets less liabilities – (0.3)%	(49,023)

	Net Assets – 100.0%	$15,610,653

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $21,870 or 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation-Protected Securities Fund, Class N	$748,991	$39,634	$7,730	$(1,210)	$9,466	$789,151	79,232	$2,628
Loomis Sayles Limited Term Government and Agency Fund, Class N	908,094	38,070	3,521	(105)	1,958	944,496	87,453	8,475
Mirova Global Green Bond Fund, Class N	1,193,966	58,981	9,484	(1,509)	588	1,242,542	150,247	—
Mirova International Sustainable Equity Fund, Class N	856,643	23,100	3,180	22	24,535	901,120	76,172	1,393

	$3,707,694	$159,785	$23,915	$(2,802)	$36,547	$3,877,309	393,104	$12,496

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,306,061	$—	$—	$6,306,061
Bonds and Notes*	—	2,614,657	—	2,614,657
Exchange-Traded Funds	881,126	—	—	881,126
Mutual Funds	1,412,817	—	—	1,412,817
Affiliated Mutual Funds	3,877,309	—	—	3,877,309
Short-Term Investments	—	567,706	—	567,706

Total	$12,477,313	$3,182,363	$—	$15,659,676

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	60.9%
Fixed Income	35.8
Short-Term Investments	3.6

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%